CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Cash Flows From Operating Activities:
Net income	$ 1,925,539	$ 1,517,760	$ 2,208,682
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	966,000	727,000	1,205,000
Deferred revenue	(1,020,833)	(1,166,667)	(1,166,667)
Realized (gain) loss on sale of marketable securities	(23,734)	36,999	(6,455)
(Gain) loss on disposition of property and equipment		(500)	27,648
Depreciation	1,682,690	1,635,660	1,695,454
Amortization of deferred charges	279,875	315,779	331,700
Deferred finance costs included in interest expense	22,877	22,872	19,870
Other assets - deferred charges	(417,031)	(63,105)	(942,869)
- unbilled receivables	198,896	390,400	(56,503)
- unbilled receivable - bad debts	80,302
- receivables		30,000	30,000
Changes in:
Receivables	128,601	345,326	(327,637)
Receivable to temporarily vacate lease			1,250,000
Prepaid expenses	(121,802)	(75,221)	(94,002)
Income taxes refundable	10,113	678,261	(499,259)
Accounts payable	(1,240)	40,584	(104,491)
Payroll and other accrued liabilities	270,849	(473,560)	543,840
Other taxes payable	1,172	991	(385)
Net cash provided by operating activities	3,982,274	3,962,579	4,113,926
Cash Flows From Investing Activities:
Acquisition of property and equipment	(2,103,042)	(2,508,505)	(2,455,496)
Restricted cash	(136,396)	252,626	28,791
Marketable securities:
Receipts from sales	282,435	314,008	344,271
Payments for purchases	(854,288)	(848,200)	(384,486)
Net cash (used) by investing activities	(2,811,291)	(2,790,071)	(2,466,920)
Cash Flows From Financing Activities:
Increase - security deposits payable	138,232	121,377	29,985
Borrowings - mortgage debt			652,274
Payments - mortgage and other debt payments	(1,156,846)	(150,763)	(136,321)
Net cash provided (used) by financing activities	(1,018,614)	(29,386)	545,938
Net increase in cash and cash equivalents	152,369	1,143,122	2,192,944
Cash and cash equivalents at beginning of year	5,228,826	4,085,704	1,892,760
Cash and cash equivalents at end of year	$ 5,381,195	$ 5,228,826	$ 4,085,704